  As filed with the Securities and Exchange Commission on November 24, 1999.


                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
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OMB Number:            U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                       FORM N-1A
response 212.80
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                                                                      _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              | |
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                                                                      _
    Pre-Effective Amendment No.  __                                  | |
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    Post-Effective Amendment No. 62                                  |X|
                                 __                                   -
                                       and
                                                                      _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
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                                                                      _
     Amendment No.   62                                              |X|
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                        (CHECK APPROPRIATE BOX OR BOXES.)

                                CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

           100 FRONT STREET, SUITE 300, WORCESTER, MASSACHUSETTS 01601
               (Address of Principal Executive Offices)       (Zip Code)

                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                   BRIAN D. WELLS, 100 FRONT STREET, SUITE 300
                         WORCESTER, MASSACHUSETTS 01601
                     (Name and Address of Agent for Service)

                                   CONTINUOUS
                 (Approximate Date of Proposed Public Offering)
                                _______________

It is proposed that this filing will become effective (check appropriate box):
      _
     | |    Immediately upon filing pursuant to paragraph (b)
      -

      _
     |X|    on December 23, 1999 pursuant to paragraph (b)
      -
      _
     | |    60 days after filing pursuant to paragraph (a)(1)
      -

      _
     | |    on (date) pursuant to paragraph (a)(1)
      -
      _
     | |    75 days after filing pursuant to paragraph (a)(2)
      -

      _
     | |    on (date) pursuant to paragraph (a)(2) of rule 485.
      -

If appropriate, check the following box:

      _
     |X|    This post-effective amendment designates a new effective date for a
      -     previously filed post-effective amendment.

This Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for CIGNA Funds Group (the "Trust") incorporates by reference the following documents that are contained in the Trust's Post-Effective Amendment No. 61, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on September 15, 1999:
(i) Prospectus, (ii) Statement of Additional Information, and (iii) Part C -- Other Information.




                                   -----------
PLEASE SEND COMMUNICATIONS TO:  JEFFREY S. WINER, ESQ.
                             c/o CIGNA INVESTMENTS, INC.
                 900 COTTAGE GROVE ROAD, S-215, HARTFORD CT 06152-2215
                                 (860) 726-5576

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 62 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomfield, and State of Connecticut on the 24th day of November, 1999.


                                    CIGNA Funds Group

                                    Richard H. Forde
                                    Chairman of the Board of Trustees
                                       and President

                                        /s/ Jeffrey S. Winer
                                    By:_______________________________________
                                            Jeffrey S. Winer
                                            Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



      SIGNATURE                                   TITLE                                   DATE
      ---------                                   -----                                   ----


Richard H. Forde                                 Chairman of                           November 24, 1999.
                                                 the Board of
                                                 Trustees and
                                                 President (principal
By:  /s/ Jeffrey S. Winer                        executive officer)
   ------------------------------------
      Jeffrey S. Winer
      Attorney-in-Fact


     /s/ Alfred A. Bingham III                   Treasurer                             November 24, 1999.
   ------------------------------------          (principal
      Alfred A. Bingham III                      financial officer
                                                 and principal
                                                 accounting officer)

This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

        Hugh R. Beath                            Thomas C. Jones
        Richard H. Forde                         Paul J. McDonald
        Russell H. Jones


By:  /s/ Jeffrey S. Winer                                                              November 24, 1999.
   -----------------------------------
       Jeffrey S. Winer

